Fees Summary	Oct. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,934,376,141.00
Previously Paid Amount	0.00
Total Fee Amount	267,137.34
Total Offset Amount	0.00
Net Fee	$ 267,137.34